EQUITY - Summary of status of nonvested share (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested shares at January 1	177,200	143,400	242,300
Nonvested shares, Granted	132,166	44,000
Nonvested shares, Vested	(177,200)	(10,200)	(98,900)
Nonvested shares, Forfeited
Nonvested shares, at December 31	132,166	177,200	143,400
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, Nonvested at January 1	$ 8.46	$ 7.96	$ 8.23
Weighted average grant date fair value, Granted	$ 8.34	$ 10.83
Weighted average grant date fair value, Vested	$ 8.46	$ 11.65	$ 10.87
Weighted average grant date fair value, Forfeited	$ 9.035
Weighted average grant date fair value, Nonvested at December 31	$ 8.34	$ 8.46	$ 7.96